TAXATION - Income tax expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Current income tax expense	¥ 2,511		¥ 387	¥ 607
Deferred tax (benefit)/expense	(761)	$ (107)	295	(337)
Income tax expense	¥ 1,750	$ 246	¥ 682	¥ 270